BALANCE SHEET	May 21, 2025 USD ($)
Current assets
Prepaid expenses	$ 25,000
Total current assets	25,000
Deferred offering costs	45,282
Total Assets	70,282
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses	6,200
Accrued offering costs	45,282
Promissory note - related party	$ 10,420
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Total current liabilities	$ 61,902
Commitments and contingencies (Note 6)
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	24,233
Accumulated deficit	(16,620)
Total Shareholders' Deficit	8,380
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	70,282
Class A ordinary shares
Shareholders' Equity:
Common shares value issued	0
Class B ordinary shares
Shareholders' Equity:
Common shares value issued	$ 767	[1],[2]

[1]	Includes an aggregate of up to 1,000,000 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).
[2]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of our independent directors transferred 13,333 founder shares to our Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 founder shares (up to 1,000,000 of which are subject to forfeiture), and each of the independent directors currently holds, 40,000 founder shares for an aggregate of 7,666,667 founder shares. All share and per share data has been retrospectively presented.